COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Sheudule of Future Minimum Rental Payments

Future minimum rental payments under agreements classified as operating leases with non-cancellable terms for the next 12 months and thereafter as follows:

For the period ended September 30, 2018 and year ended December 31, 2017,	September 30, 2018	December 31, 2017
2018	7,131	28,657
2019 and thereafter	32,526	32,734

Total	$39,657	$61,391